Quarterly Holdings Report
for

Fidelity® Global High Income Fund

July 31, 2020

GHI-QTLY-0920
1.926256.109

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.2%
		Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$109,995
3.375% 8/15/26		392,000	360,887
			470,882
Diversified Financial Services - 0.1%
Nexi SpA 1.75% 4/24/27 (Reg. S)	EUR	100,000	133,455
Energy - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (a)(b)		89,000	12,238
Mesquite Energy, Inc. 15% 7/31/23(c)(d)		22,000	22,000
			34,238
Steel - 0.0%
Vallourec SA 4.125% 10/4/22	EUR	8,632	34,533

TOTAL CONVERTIBLE BONDS			673,108

Nonconvertible Bonds - 78.6%
Aerospace - 1.6%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (b)		55,000	51,975
5.375% 5/1/26 (b)		40,000	41,516
Bombardier, Inc.:
7.5% 12/1/24 (b)		96,000	77,760
7.875% 4/15/27 (b)		260,000	207,350
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	67,925
DAE Funding LLC 4.5% 8/1/22 (b)		50,000	49,108
Moog, Inc. 4.25% 12/15/27 (b)		20,000	20,446
The Boeing Co. 5.15% 5/1/30		130,000	142,372
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	199,500
TransDigm, Inc.:
5.5% 11/15/27		455,000	431,659
6.25% 3/15/26 (b)		25,000	26,375
7.5% 3/15/27		285,000	290,700
Wolverine Escrow LLC 8.5% 11/15/24 (b)		45,000	32,625
			1,639,311
Air Transportation - 0.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (a)(b)		200,000	41,625
Azul Investments LLP 5.875% 10/26/24 (b)		365,000	191,511
International Consolidated Airlines Group SA 0.5% 7/4/23 (Reg. S)	EUR	100,000	95,401
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		55,000	56,925
Rumo Luxembourg SARL 7.375% 2/9/24 (b)		200,000	210,700
			596,162
Automotive & Auto Parts - 2.2%
Dana, Inc. 5.625% 6/15/28		55,000	57,750
Faurecia SA 3.75% 6/15/28 (Reg. S)	EUR	205,000	241,480
Fiat Chrysler Automobiles NV 4.5% 7/7/28 (Reg. S)	EUR	213,000	275,984
Ford Motor Co.:
9% 4/22/25		120,000	141,375
9.625% 4/22/30		40,000	52,700
Ford Motor Credit Co. LLC:
3.087% 1/9/23		200,000	199,124
5.125% 6/16/25		170,000	181,232
5.875% 8/2/21		115,000	118,019
IAA Spinco, Inc. 5.5% 6/15/27 (b)		30,000	31,988
LKQ European Holdings BV 3.625% 4/1/26	EUR	100,000	119,575
Metalsa SA de CV 4.9% 4/24/23 (b)		150,000	147,188
Novem Group GmbH 3 month EURIBOR + 5.250% 5.25% 5/15/24 (Reg. S) (e)(f)	EUR	100,000	112,465
Scania CV AB 2.25% 6/3/25 (Reg. S)	EUR	200,000	243,930
Volkswagen International Finance NV 3.875% (Reg. S) (e)(g)	EUR	200,000	232,486
Volvo Car AB 2.125% 4/2/24 (Reg. S)	EUR	100,000	117,628
Winnebago Industries, Inc. 6.25% 7/15/28 (b)		45,000	47,588
			2,320,512
Banks & Thrifts - 4.1%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(e)		200,000	200,688
Ally Financial, Inc.:
5.75% 11/20/25		290,000	327,388
8% 11/1/31		155,000	208,697
8% 11/1/31		868,000	1,200,255
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (e)	EUR	100,000	104,838
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		150,000	149,719
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	122,014
Banco Mercantil del Norte SA 6.875% (b)(e)(g)		200,000	192,500
Bankia SA 3.375% 3/15/27 (Reg. S) (e)	EUR	200,000	238,658
Biz Finance PLC 9.625% 4/27/22 (b)		50,000	51,172
CBOM Finance PLC 4.7% 1/29/25 (b)		200,000	196,813
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		400,000	398,000
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	206,375
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	200,000	254,565
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	50,000
TBC Bank JSC 5.75% 6/19/24 (b)		200,000	197,938
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		200,000	185,625
			4,285,245
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		66,000	66,578
4.75% 8/1/25		125,000	128,125
Cable Onda SA 4.5% 1/30/30 (b)		200,000	209,744
Entercom Media Corp. 6.5% 5/1/27 (b)		40,000	35,700
Netflix, Inc.:
3.625% 6/15/30 (Reg. S)	EUR	100,000	128,353
3.875% 11/15/29 (Reg. S)	EUR	200,000	261,368
4.875% 4/15/28		85,000	98,806
5.875% 11/15/28		140,000	172,900
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (b)		75,000	80,273
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		60,000	60,300
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		75,000	79,148
4.625% 7/15/24 (b)		100,000	105,300
5% 8/1/27 (b)		65,000	69,278
Tegna, Inc. 5% 9/15/29 (b)		85,000	85,690
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		200,000	88,063
Univision Communications, Inc. 6.625% 6/1/27 (b)		110,000	110,308
			1,779,934
Building Materials - 0.8%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		315,000	324,450
CEMEX Finance LLC 6% 4/1/24 (b)		137,000	139,141
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)		200,000	193,842
HD Supply, Inc. 5.375% 10/15/26 (b)		85,000	89,075
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	98,000
			844,508
Cable/Satellite TV - 3.9%
Altice France Holding SA:
6% 2/15/28 (b)		75,000	74,909
8% 5/15/27 (b)	EUR	175,000	221,547
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		95,000	100,691
4.75% 3/1/30 (b)		140,000	149,013
5.125% 5/1/27 (b)		890,000	944,234
5.75% 2/15/26 (b)		65,000	67,925
CSC Holdings LLC:
5.375% 2/1/28 (b)		165,000	178,613
5.5% 4/15/27 (b)		115,000	123,338
5.75% 1/15/30 (b)		100,000	110,855
6.5% 2/1/29 (b)		165,000	188,925
7.5% 4/1/28 (b)		230,000	264,569
DISH DBS Corp.:
5% 3/15/23		250,000	260,640
5.875% 11/15/24		55,000	57,349
7.75% 7/1/26		185,000	208,606
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		200,000	216,100
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	112,163
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		320,000	348,800
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		35,000	37,286
6% 1/15/27 (b)		160,000	169,600
Ziggo BV:
4.25% 1/15/27 (Reg. S)	EUR	90,000	109,991
4.875% 1/15/30 (b)		50,000	53,140
			3,998,294
Capital Goods - 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	100,000	118,237
Chemicals - 2.2%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		250,000	217,969
Braskem Netherlands BV 4.5% 1/31/30 (b)		200,000	185,250
CF Industries Holdings, Inc.:
4.95% 6/1/43		175,000	204,785
5.15% 3/15/34		145,000	166,750
5.375% 3/15/44		225,000	274,590
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	230,289
MEGlobal Canada, Inc. 5% 5/18/25 (b)		200,000	218,730
Nouryon Holding BV 8% 10/1/26 (b)		150,000	159,986
OCI NV 5.25% 11/1/24 (b)		110,000	110,550
The Chemours Co. LLC:
5.375% 5/15/27		60,000	58,793
6.625% 5/15/23		65,000	65,325
7% 5/15/25		130,000	132,275
Valeant Pharmaceuticals International, Inc. 6.25% 2/15/29 (b)		90,000	95,607
Valvoline, Inc. 4.25% 2/15/30 (b)		45,000	47,306
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (b)		70,000	74,550
			2,242,755
Consumer Products - 0.8%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		170,000	169,947
Match Group Holdings II LLC:
4.125% 8/1/30 (b)		70,000	72,100
5% 12/15/27 (b)		60,000	63,000
5.625% 2/15/29 (b)		65,000	70,525
Prosus NV 4.027% 8/3/50 (b)		200,000	208,750
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		90,000	92,250
TripAdvisor, Inc. 7% 7/15/25 (b)		35,000	36,629
Walnut Bidco PLC 6.75% 8/1/24 (Reg. S)	EUR	100,000	112,888
			826,089
Containers - 1.0%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		70,000	71,575
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		50,000	52,250
Ball Corp.:
4.375% 12/15/23	EUR	300,000	386,338
4.875% 3/15/26		205,000	233,153
Berry Global, Inc.:
4.5% 2/15/26 (b)		200,000	205,074
4.875% 7/15/26 (b)		40,000	42,250
GPC Merger Sub, Inc. 7.125% 8/15/28 (b)		30,000	31,200
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	19,975
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		40,000	42,612
			1,084,427
Diversified Financial Services - 3.9%
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	100,000	108,333
10.5% 5/15/27 (b)		130,000	148,688
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		15,000	15,638
Comcel Trust 6.875% 2/6/24 (b)		220,000	225,363
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		70,000	53,905
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		90,000	96,975
FLY Leasing Ltd. 5.25% 10/15/24		35,000	28,284
Ford Credit Europe PLC 1.615% 5/11/23 (Reg. S)	EUR	200,000	227,606
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	204,500
6.85% 7/2/24 (Reg. S)		200,000	205,250
Garfunkelux Holdco 3 SA:
3 month EURIBOR + 3.500% 3.5% 9/1/23 (Reg. S) (e)(f)	EUR	100,000	100,790
7.5% 8/1/22 (Reg. S)	EUR	100,000	110,018
HTA Group Ltd. 7% 12/18/25 (b)		200,000	207,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		90,000	91,800
5.25% 5/15/27		90,000	92,700
6.25% 5/15/26		260,000	274,760
6.375% 12/15/25		215,000	223,600
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	225,000	260,268
Navient Corp.:
5.875% 10/25/24		190,000	194,750
7.25% 9/25/23		55,000	58,077
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		20,000	18,893
5.5% 2/15/24 (b)		92,000	87,408
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		285,000	292,156
6.875% 2/15/23 (b)		85,000	86,275
Sasol Financing International PLC 4.5% 11/14/22		200,000	190,500
Springleaf Finance Corp.:
6.875% 3/15/25		75,000	83,813
8.875% 6/1/25		75,000	84,563
Verisure Holding AB 3.875% 7/15/26 (Reg. S)	EUR	125,000	147,244
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S) (a)		200,000	112,000
			4,031,157
Diversified Media - 0.2%
CBS Corp.:
5.875% 2/28/57 (e)		33,000	34,446
6.25% 2/28/57 (e)		90,000	99,900
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	29,475
Lamar Media Corp. 4.875% 1/15/29 (b)		45,000	47,138
			210,959
Electric Utilities No Longer Use - 0.0%
Pattern Energy Operations LP 4.5% 8/15/28 (b)		40,000	42,400
Energy - 12.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		140,000	122,287
5.75% 1/15/28 (b)		60,000	51,156
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		70,000	70,700
California Resources Corp. 8% 12/15/22 (a)(b)		555,000	9,984
Cenovus Energy, Inc. 5.375% 7/15/25		55,000	55,071
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	152,611
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	95,063
Citgo Holding, Inc. 9.25% 8/1/24 (b)		185,000	185,000
Citgo Petroleum Corp.:
6.25% 8/15/22 (b)		85,000	85,400
7% 6/15/25 (b)		130,000	133,575
Comstock Resources, Inc.:
7.5% 5/15/25 (b)		210,000	197,400
9.75% 8/15/26		40,000	39,987
9.75% 8/15/26		140,000	140,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (b)(e)(f)		320,000	294,842
6.5% 5/15/26 (b)		185,000	167,194
6.875% 6/15/25 (b)		200,000	189,500
Continental Resources, Inc. 4.5% 4/15/23		10,000	9,988
CVR Energy, Inc.:
5.25% 2/15/25 (b)		140,000	127,750
5.75% 2/15/28 (b)		140,000	125,342
DCP Midstream LLC 5.85% 5/21/43 (b)(e)		60,000	45,600
DCP Midstream Operating LP 5.375% 7/15/25		135,000	142,158
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(b)		421,000	177,435
9.25% 3/31/22 (a)(b)		45,000	19,013
Duke Energy Field Services 8.125% 8/16/30		5,000	5,841
Ecopetrol SA 5.875% 5/28/45		100,000	114,390
EG Global Finance PLC:
6.25% 10/30/25 (Reg. S)	EUR	100,000	117,166
6.75% 2/7/25 (b)		250,000	261,200
8.5% 10/30/25 (b)		50,000	54,621
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)		125,000	128,281
6.625% 7/15/25 (b)		55,000	57,785
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)		725,000	193,938
EQM Midstream Partners LP:
6% 7/1/25 (b)		45,000	47,730
6.5% 7/1/27 (b)		70,000	77,182
GeoPark Ltd.:
5.5% 1/17/27 (b)		200,000	173,500
6.5% 9/21/24 (b)		200,000	187,625
Greenko Dutch BV 5.25% 7/24/24		200,000	204,125
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		80,000	81,000
5.625% 2/15/26 (b)		100,000	103,729
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)		145,000	137,747
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	183,969
Jonah Energy LLC 7.25% 10/15/25 (b)		215,000	25,327
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		95,000	47,619
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		285,000	252,225
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	81,919
Medco Bell Pte Ltd.:
6.375% 1/30/27 (b)		200,000	181,313
6.375% 1/30/27 (Reg. S)		200,000	181,313
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		200,000	197,188
MEG Energy Corp.:
7% 3/31/24 (b)		216,000	205,740
7.125% 2/1/27 (b)		140,000	124,600
Mongolian Mining Corp. / Energy Resources LLC 9.25% 4/15/24 (Reg. S)		200,000	147,063
MPLX LP 6.375% 5/1/24		45,000	46,393
Murphy Oil Corp. 5.875% 12/1/27		90,000	82,800
Nabors Industries, Inc. 5.75% 2/1/25		105,000	41,475
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	200,625
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	75
6.2% 8/1/40		85,000	1,275
7.75% 1/15/24		48,000	624
7.95% 4/1/25 (e)		55,000	550
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	110,000
Occidental Petroleum Corp.:
2.7% 8/15/22		60,000	57,923
2.9% 8/15/24		35,000	32,933
5.55% 3/15/26		65,000	65,228
6.6% 3/15/46		55,000	53,684
6.95% 7/1/24		65,000	68,088
7.5% 5/1/31		230,000	243,225
8.875% 7/15/30		145,000	163,125
Oleoducto Central SA 4% 7/14/27 (b)		200,000	204,250
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(e)		9,642	96
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)		435,000	455,663
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)		160,000	128,800
7.25% 6/15/25		70,000	62,950
9.25% 5/15/25 (b)		85,000	94,986
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	125,775
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		113,000	116,503
6.9% 3/19/49		115,000	127,945
Petroleos Mexicanos:
4.25% 1/15/25		185,000	174,255
4.875% 1/24/22		85,000	85,319
5.5% 2/24/25 (Reg. S)	EUR	200,000	238,829
6.49% 1/23/27 (b)		175,000	167,125
7.69% 1/23/50 (b)		75,000	65,573
Pride International, Inc. 7.875% 8/15/40		95,000	5,573
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	178,152
Rattler Midstream LP 5.625% 7/15/25 (b)		50,000	52,740
Repsol International Finance BV:
3.75% (Reg. S) (e)(g)	EUR	100,000	117,954
4.5% 3/25/75 (Reg. S) (e)	EUR	200,000	245,014
Saudi Arabian Oil Co. 3.5% 4/16/29 (b)		200,000	223,188
SESI LLC 7.75% 9/15/24		40,000	14,600
Sibur Securities DAC 2.95% 7/8/25 (b)		200,000	200,250
SM Energy Co.:
5% 1/15/24		65,000	35,750
5.625% 6/1/25		100,000	52,000
6.625% 1/15/27		65,000	32,013
6.75% 9/15/26		25,000	12,500
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		90,000	91,463
5.5% 2/15/26		75,000	76,875
6% 4/15/27		175,000	184,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	35,525
5.375% 2/1/27		35,000	36,161
5.5% 3/1/30 (b)		70,000	73,500
5.875% 4/15/26		70,000	74,395
6.5% 7/15/27		40,000	42,800
6.875% 1/15/29		70,000	78,968
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		200,000	202,750
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		200,000	209,313
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		150,000	157,245
4.75% 1/15/30 (b)		130,000	141,050
5% 1/31/28 (b)		50,000	55,125
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		85,000	74,588
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		300,000	261,750
Tullow Oil PLC:
6.25% 4/15/22 (b)		200,000	136,000
7% 3/1/25 (b)		200,000	119,500
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	35,875
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)		63,329	3,166
Valaris PLC:
5.2% 3/15/25		30,000	1,725
7.75% 2/1/26		85,000	4,675
Viper Energy Partners LP 5.375% 11/1/27 (b)		30,000	31,200
W&T Offshore, Inc. 9.75% 11/1/23 (b)		75,000	49,998
YPF SA 8.5% 3/23/25 (b)		471,000	394,463
			13,169,753
Entertainment/Film - 0.7%
Allen Media LLC 10.5% 2/15/28 (b)		70,000	64,750
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		80,000	74,000
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(e)		1,068,694	475,569
Petroleos Mexicanos 3.625% 11/24/25 (Reg. S)	EUR	100,000	105,390
			719,709
Environmental - 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		465,000	465,874
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (e)(f)	EUR	100,000	99,183
			565,057
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)		95,000	100,463
4.875% 2/15/30 (b)		95,000	102,885
Camposol SA 6% 2/3/27 (b)		200,000	196,563
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	129,121
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)(e)		33,712	32,701
			561,733
Food/Beverage/Tobacco - 1.9%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	207,625
Del Monte Foods, Inc. 11.875% 5/15/25 (b)		20,000	21,350
ESAL GmbH 6.25% 2/5/23 (b)		21,000	21,221
JBS Investments II GmbH:
5.75% 1/15/28 (b)		200,000	212,360
7% 1/15/26 (b)		400,000	430,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		30,000	30,788
5.875% 7/15/24 (b)		40,000	40,825
6.75% 2/15/28 (b)		185,000	206,738
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		120,000	132,300
6.5% 4/15/29 (b)		80,000	90,600
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		60,000	64,950
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	47,138
4.875% 11/1/26 (b)		45,000	47,250
MHP SA 7.75% 5/10/24 (b)		200,000	209,125
Post Holdings, Inc.:
4.625% 4/15/30 (b)		45,000	47,363
5.625% 1/15/28 (b)		110,000	120,208
			1,929,841
Gaming - 2.5%
Boyd Gaming Corp. 4.75% 12/1/27 (b)		115,000	110,544
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		300,000	270,486
Colt Merger Sub, Inc.:
6.25% 7/1/25 (b)		110,000	115,170
8.125% 7/1/27 (b)		275,000	280,156
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	102,325
5.375% 4/15/26		30,000	33,561
International Game Technology PLC 6.25% 1/15/27 (b)		50,000	53,144
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	108,387
MCE Finance Ltd.:
5.375% 12/4/29 (Reg. S)		200,000	200,926
5.75% 7/21/28 (b)		35,000	35,550
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	356,125
5.75% 2/1/27		70,000	75,775
MGM Mirage, Inc. 6.75% 5/1/25		130,000	135,200
Scientific Games Corp. 8.625% 7/1/25 (b)		35,000	35,106
Station Casinos LLC 5% 10/1/25 (b)		155,000	146,669
Studio City Finance Ltd.:
6% 7/15/25 (b)		55,000	55,825
6.5% 1/15/28 (b)		110,000	113,746
6.5% 1/15/28 (Reg. S)		200,000	206,810
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	78,400
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		40,000	38,900
			2,552,805
Healthcare - 6.1%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		75,000	79,335
Catalent Pharma Solutions 5% 7/15/27 (b)		20,000	21,282
Centene Corp.:
3.375% 2/15/30		60,000	63,731
4.25% 12/15/27		70,000	74,375
4.625% 12/15/29		105,000	117,102
5.25% 4/1/25 (b)		50,000	52,000
5.375% 6/1/26 (b)		245,000	262,005
5.375% 8/15/26 (b)		55,000	58,850
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		20,000	21,150
5.5% 4/1/26 (b)		65,000	68,656
Community Health Systems, Inc. 8% 3/15/26 (b)		390,000	399,465
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	101,521
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		120,000	127,686
Encompass Health Corp. 5.75% 9/15/25		15,000	15,524
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	121,929
HCA Holdings, Inc.:
5.375% 9/1/26		85,000	97,113
5.625% 9/1/28		150,000	178,875
5.875% 2/15/26		85,000	99,476
5.875% 2/1/29		45,000	54,788
Hologic, Inc. 4.375% 10/15/25 (b)		55,000	56,375
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	238,884
5% 10/15/26 (b)		120,000	126,598
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	207,938
Molina Healthcare, Inc. 4.375% 6/15/28 (b)		40,000	42,501
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	353,925
5.25% 8/1/26		100,000	105,000
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (b)		30,000	31,388
7.375% 6/1/25 (b)		45,000	47,925
Radiology Partners, Inc. 9.25% 2/1/28 (b)		140,000	140,700
Sabra Health Care LP 3.9% 10/15/29		72,000	68,009
Service Corp. International 5.125% 6/1/29		35,000	38,675
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (b)		30,000	29,025
10% 4/15/27 (b)		15,000	15,905
Teleflex, Inc. 4.625% 11/15/27		30,000	32,438
Tenet Healthcare Corp.:
4.625% 7/15/24		80,000	81,800
5.125% 5/1/25		210,000	216,031
6.25% 2/1/27 (b)		195,000	207,131
6.75% 6/15/23		300,000	316,500
6.875% 11/15/31		10,000	9,550
8.125% 4/1/22		395,000	425,613
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	200,000	210,264
3.15% 10/1/26		75,000	68,416
4.1% 10/1/46		200,000	170,638
6% 1/31/25 (Reg. S)	EUR	100,000	125,746
U.S. Renal Care, Inc. 10.625% 7/15/27 (b)		110,000	117,150
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (b)		110,000	110,548
5.25% 1/30/30 (b)		55,000	56,169
5.5% 3/1/23 (b)		18,000	18,000
5.5% 11/1/25 (b)		260,000	269,805
5.875% 5/15/23 (b)		9,000	9,000
8.5% 1/31/27 (b)		60,000	66,750
9.25% 4/1/26 (b)		230,000	258,681
Vizient, Inc. 6.25% 5/15/27 (b)		15,000	15,975
			6,303,916
Homebuilders/Real Estate - 5.2%
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	114,850
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		190,000	201,875
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	203,563
7.375% 4/9/24 (Reg. S)		200,000	202,250
China South City Holdings Ltd. 11.5% 2/12/22 (Reg. S)		200,000	188,188
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	176,026
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	190,500
8.75% 6/28/25 (Reg. S)		200,000	166,938
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	164,313
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	200,875
11.5% 1/30/23 (Reg. S)		200,000	208,063
KWG Property Holding Ltd. 5.2% 9/21/22 (Reg. S)		200,000	198,704
Lennar Corp. 5.375% 10/1/22		55,000	58,575
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	72,563
New Metro Global Ltd. 6.8% 8/5/23 (Reg. S)		200,000	203,500
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (b)		25,000	26,237
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	221,100
Ronshine China Holdings Ltd.:
8.1% 6/9/23 (Reg. S)		200,000	208,500
11.25% 8/22/21 (Reg. S)		200,000	211,000
Scenery Journey Ltd. 11% 11/6/20 (Reg. S)		200,000	201,063
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	72,188
Sunac China Holdings Ltd. 6.5% 7/9/23 (Reg. S)		200,000	199,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (b)		80,000	89,817
5.875% 6/15/27 (b)		55,000	60,775
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		250,000	209,297
Times China Holdings Ltd. 6.6% 3/2/23 (Reg. S)		200,000	205,125
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	16,500
VICI Properties, Inc.:
3.75% 2/15/27 (b)		55,000	55,413
4.125% 8/15/30 (b)		70,000	70,840
Wanda Properties Overseas Ltd. 6.875% 7/23/23 (Reg. S)		200,000	197,438
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S)		220,000	219,038
10% 2/12/23 (Reg. S)		200,000	210,813
Yuzhou Properties Co. 7.375% 1/13/26 (Reg. S)		200,000	194,250
Zhenro Properties Group Ltd. 8.7% 8/3/22 (Reg. S)		200,000	204,938
			5,424,615
Hotels - 0.3%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		120,000	126,000
5.125% 5/1/26		70,000	72,450
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	41,550
Hospitality Properties Trust 7.5% 9/15/25		95,000	100,723
			340,723
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		115,000	116,349
8.125% 2/15/24 (b)		55,000	58,438
HUB International Ltd. 7% 5/1/26 (b)		190,000	199,025
USI, Inc. 6.875% 5/1/25 (b)		275,000	281,875
			655,687
Leisure - 0.6%
Carnival Corp. 10.5% 2/1/26 (b)		65,000	67,275
NCL Corp. Ltd. 10.25% 2/1/26 (b)		115,000	114,569
POWDR Corp. 6% 8/1/25 (b)		35,000	35,788
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)		85,000	86,913
11.5% 6/1/25 (b)		105,000	115,707
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (b)		50,000	50,688
Vail Resorts, Inc. 6.25% 5/15/25 (b)		35,000	37,713
Viking Cruises Ltd. 13% 5/15/25 (b)		50,000	54,390
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	57,050
			620,093
Metals/Mining - 3.0%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	286,755
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(d)		210,000	0
Alrosa Finance SA 3.1% 6/25/27 (b)		200,000	200,500
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		140,000	151,915
Constellium NV 5.875% 2/15/26 (b)		250,000	257,500
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	192,802
6.875% 3/1/26 (b)		200,000	198,790
7.25% 4/1/23 (b)		325,000	324,691
7.5% 4/1/25 (b)		230,000	231,725
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	47,107
5.125% 3/15/23 (b)		95,000	100,225
Freeport-McMoRan, Inc.:
4.625% 8/1/30		55,000	58,922
5.4% 11/14/34		30,000	33,675
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	49,811
Industrias Penoles SA de CV 4.75% 8/6/50 (b)		200,000	206,750
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (b)		50,000	53,500
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	202,250
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		400,000	285,250
VM Holding SA 6.5% 1/18/28 (b)		200,000	214,579
			3,096,747
Paper - 0.0%
Berry Global, Inc. 5.625% 7/15/27 (b)		35,000	37,450
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (b)(h)		200,000	204,500
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	143,725
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		130,000	91,000
8.75% 10/1/25 (b)		60,000	31,425
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	53,445
5.25% 6/1/26 (b)		100,000	104,970
Yum! Brands, Inc. 7.75% 4/1/25 (b)		20,000	22,450
			447,015
Services - 2.0%
ASGN, Inc. 4.625% 5/15/28 (b)		160,000	163,600
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	231,250
CDK Global, Inc.:
4.875% 6/1/27		80,000	85,499
5.25% 5/15/29 (b)		35,000	38,327
5.875% 6/15/26		35,000	37,403
Expedia, Inc.:
6.25% 5/1/25 (b)		45,000	49,173
7% 5/1/25 (b)		75,000	81,191
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		400,000	387,000
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	193,076
Hertz Corp.:
5.5% 10/15/24 (a)(b)		50,000	19,750
6% 1/15/28 (a)(b)		50,000	19,750
6.25% 10/15/22 (a)		35,000	13,825
7.125% 8/1/26 (a)(b)		85,000	33,023
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	39,046
4.75% 2/15/25 (b)		65,000	73,671
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	100,000	117,623
Laureate Education, Inc. 8.25% 5/1/25 (b)		195,000	208,163
Sotheby's 7.375% 10/15/27 (b)		80,000	80,850
Tempo Acquisition LLC 6.75% 6/1/25 (b)		55,000	56,788
The GEO Group, Inc.:
5.125% 4/1/23		50,000	42,625
5.875% 10/15/24		15,000	11,888
6% 4/15/26		170,000	131,113
			2,114,634
Steel - 1.0%
Allegheny Technologies, Inc. 5.875% 12/1/27		70,000	66,325
CSN Resources SA 7.625% 4/17/26 (b)		200,000	196,484
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		60,000	56,400
JSW Steel Ltd. 5.375% 4/4/25 (Reg. S)		200,000	197,250
Thyssenkrupp AG:
1.875% 3/6/23 (Reg. S)	EUR	25,000	28,458
2.75% 3/8/21 (Reg. S)	EUR	10,000	11,769
TMK Capital SA 4.3% 2/12/27 (Reg. S)		200,000	194,375
Usiminas International SARL 5.875% 7/18/26 (b)		200,000	197,850
Vallourec SA 6.625% 10/15/22 (Reg. S)	EUR	100,000	61,253
			1,010,164
Super Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)		21,000	21,533
4.75% 3/1/30 (b)		20,000	20,500
L Brands, Inc. 9.375% 7/1/25 (b)		40,000	44,600
			86,633
Technology - 3.0%
ams AG 6% 7/31/25 (Reg. S)	EUR	100,000	119,202
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		330,000	349,265
Camelot Finance SA 4.5% 11/1/26 (b)		265,000	274,275
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	85,568
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	269,003
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	88,220
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	56,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		205,000	218,581
Itron, Inc. 5% 1/15/26 (b)		30,000	30,990
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	46,913
Jain International Trading BV 7.125% 2/1/22 (Reg. S) (a)		200,000	57,875
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		30,000	32,625
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		95,000	99,750
Orano SA 3.375% 4/23/26 (Reg. S)	EUR	100,000	121,256
Qorvo, Inc. 4.375% 10/15/29 (b)		45,000	48,445
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		130,000	135,779
SoftBank Group Corp.:
3.125% 9/19/25	EUR	225,000	263,591
4% 9/19/29 (Reg. S)	EUR	175,000	213,333
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		360,000	380,880
TTM Technologies, Inc. 5.625% 10/1/25 (b)		125,000	127,461
Uber Technologies, Inc. 7.5% 5/15/25 (b)		115,000	121,325
			3,140,587
Telecommunications - 7.8%
Altice Financing SA 5% 1/15/28 (b)		200,000	205,310
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	313,875
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		340,000	363,052
7.5% 10/15/26 (b)		100,000	106,500
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	123,667
CenturyLink, Inc.:
4% 2/15/27 (b)		115,000	120,111
5.125% 12/15/26 (b)		150,000	157,313
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	201,188
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	103,500
Equinix, Inc. 5.375% 5/15/27		50,000	55,017
Frontier Communications Corp.:
8% 4/1/27 (b)		115,000	119,025
8.5% 4/1/26 (b)		225,000	221,625
11% 9/15/25 (a)		215,000	76,325
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	101,700
IHS Netherlands Holdco BV 8% 9/18/27 (b)		200,000	204,500
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)		315,000	197,269
8.5% 10/15/24 (a)(b)		45,000	29,700
Level 3 Financing, Inc.:
4.25% 7/1/28 (b)		75,000	78,188
5.375% 1/15/24		400,000	406,848
Millicom International Cellular SA 5.125% 1/15/28 (b)		250,000	262,164
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	126,773
RCS & RDS SA 3.25% 2/5/28 (Reg. S)	EUR	100,000	112,421
Sable International Finance Ltd. 5.75% 9/7/27 (b)		325,000	339,086
Sabre GLBL, Inc. 9.25% 4/15/25 (b)		45,000	49,556
SBA Communications Corp. 3.875% 2/15/27 (b)		235,000	243,225
SFR Group SA:
5.5% 1/15/28 (b)		130,000	136,663
7.375% 5/1/26 (b)		150,000	159,998
8.125% 2/1/27 (b)		245,000	273,494
Sprint Capital Corp.:
6.875% 11/15/28		165,000	213,956
8.75% 3/15/32		530,000	817,525
Sprint Corp.:
7.125% 6/15/24		200,000	233,310
7.625% 3/1/26		70,000	87,499
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	399,540
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	121,586
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		200,000	211,500
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	243,541
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)		45,000	46,251
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		200,000	207,688
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	196,000
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		200,000	213,000
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)		115,000	115,254
6.125% 3/1/28 (b)		60,000	61,875
			8,056,618
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	103,271
Transportation Ex Air/Rail - 1.5%
Abertis Infraestructuras SA 3% 3/27/31 (Reg. S)	EUR	100,000	127,570
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	215,000	250,012
1.75% 6/26/26 (Reg. S)	EUR	100,000	115,881
1.875% 9/26/29 (Reg. S)	EUR	100,000	112,779
Avolon Holdings Funding Ltd.:
5.25% 5/15/24 (b)		135,000	125,984
5.5% 1/15/23 (b)		95,000	92,068
Holding d'Infrastructures de Transport SAS 2.5% 5/4/27 (Reg. S)	EUR	100,000	124,820
Mersin Uluslararasi Liman Isletmeciligi A/S 5.375% 11/15/24 (b)		200,000	201,563
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	142,175
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	36,900
11.25% 8/15/22 (b)		135,000	94,500
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		110,000	117,311
Teekay Corp. 9.25% 11/15/22 (b)		60,000	58,800
			1,600,363
Utilities - 4.7%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		40,000	42,750
DCP Midstream Operating LP:
5.125% 5/15/29		105,000	105,695
5.625% 7/15/27		45,000	46,688
DPL, Inc.:
4.125% 7/1/25 (b)		180,000	189,571
4.35% 4/15/29		265,000	279,818
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (e)	EUR	100,000	126,721
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (b)		275,000	268,125
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	199,125
InterGen NV 7% 6/30/23 (b)		845,000	821,763
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	53,250
4.5% 9/15/27 (b)		35,000	38,063
NRG Energy, Inc.:
5.25% 6/15/29 (b)		60,000	66,340
5.75% 1/15/28		615,000	675,959
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		208,422	211,027
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	10,384
3.95% 12/1/47		55,000	58,411
4.55% 7/1/30		415,000	476,590
4.95% 7/1/50		415,000	502,682
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	30,900
PG&E Corp.:
5% 7/1/28		75,000	77,171
5.25% 7/1/30		45,000	46,800
Teollisuuden Voima Oyj 2.125% 2/4/25 (Reg. S)	EUR	100,000	117,380
TerraForm Global, Inc. 6.125% 3/1/26 (b)		310,000	313,100
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)		45,000	47,419
5.625% 2/15/27 (b)		60,000	64,411
			4,870,143

TOTAL NONCONVERTIBLE BONDS			81,632,047

TOTAL CORPORATE BONDS
(Cost $84,315,082)			82,305,155

Government Obligations - 0.5%
Germany - 0.1%
German Federal Republic 2% 8/15/23	EUR	90,000	115,033
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S)		200,000	146,375
7.55% 3/28/30 (Reg. S)		200,000	146,875
7.85% 3/14/29(Reg. S)		200,000	149,188

TOTAL SRI LANKA			442,438

TOTAL GOVERNMENT OBLIGATIONS
(Cost $708,081)			557,471
		Shares	Value

Common Stocks - 0.9%
Automotive & Auto Parts - 0.1%
UC Holdings, Inc. (d)(i)		3,510	50,965
Broadcasting - 0.0%
DISH Network Corp. Class A (i)		314	10,083
Energy - 0.1%
Pacific Drilling SA (i)		19,106	8,592
Sanchez Energy Corp. (d)(i)		1,249	32,474
Tidewater, Inc.:
warrants 11/14/42 (i)		5,448	35,957
warrants 11/14/42 (i)		1,897	12,520
Ultra Petroleum Corp. warrants 7/14/25 (i)		1,260	0

TOTAL ENERGY			89,543

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (d)(i)		1,789	95,246
Tops Markets Corp. (d)		165	58,007

TOTAL FOOD & DRUG RETAIL			153,253

Gaming - 0.1%
Boyd Gaming Corp.		4,800	113,616
Healthcare - 0.0%
HCA Holdings, Inc.		400	50,656
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,098
Services - 0.2%
United Rentals, Inc. (i)		1,000	155,370
Utilities - 0.3%
NRG Energy, Inc.		3,200	108,192
Vistra Corp.		9,795	182,775

TOTAL UTILITIES			290,967

TOTAL COMMON STOCKS
(Cost $1,585,682)			915,551
		Principal Amount	Value

Bank Loan Obligations - 4.4%
Aerospace - 0.4%
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 5/30/25 (e)(f)(j)		158,060	147,491
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 12/9/25 (e)(f)(j)		77,816	72,744
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 8/22/24 (e)(f)(j)		214,999	200,871

TOTAL AEROSPACE			421,106

Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 2/1/27 (e)(f)(j)		29,850	29,061
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(f)(j)		24,844	24,782
Cable/Satellite TV - 0.5%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1748% 10/22/26 (e)(f)(j)		15,000	15,038
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(j)		548,273	538,952

TOTAL CABLE/SATELLITE TV			553,990

Chemicals - 0.1%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1783% 10/1/25 (e)(f)(j)		43,297	41,806
Diversified Financial Services - 0.0%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (e)(f)(j)		14,699	13,217
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.525% 3/1/25 (e)(f)(j)		15,872	15,515

TOTAL DIVERSIFIED FINANCIAL SERVICES			28,732

Energy - 0.7%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(f)(j)		48,500	36,799
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (d)(e)(f)(j)		106,447	106,447
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(e)(f)(j)		365,000	11,560
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(e)(f)(j)		185,000	66,996
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(e)(f)(j)		265,000	129,630
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(j)		9,925	9,429
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (e)(f)(j)		139,534	134,651
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (e)(f)(j)		270,000	210,376
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(d)(f)(j)		65,772	0
term loan 7.25% 12/31/49 (a)(d)(e)(j)		28,000	0

TOTAL ENERGY			705,888

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp.:
Tranche A 2LN, term loan 10% 10/26/20 (d)(e)(j)		8,280	8,280
Tranche B 2LN, term loan 10% 10/26/20 (d)(e)(j)		147,018	147,018

TOTAL ENTERTAINMENT/FILM			155,298

Food & Drug Retail - 0.4%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (e)(f)(j)		401,203	399,197
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (d)(e)(f)(j)		53,429	54,498

TOTAL FOOD & DRUG RETAIL			453,695

Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (e)(f)(j)		332,488	324,887
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (e)(f)(j)		69,288	41,519
Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 5/10/25 (e)(f)(j)		4,850	4,672
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4256% 5/9/25 (e)(f)(j)		64,350	62,822

TOTAL INSURANCE			67,494

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 7/31/24 (e)(f)(j)		4,875	4,669
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (e)(f)(j)		227,384	143,086

TOTAL LEISURE			147,755

Services - 0.4%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(j)		220,000	200,750
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (e)(f)(j)		58,500	57,330
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(j)		95,000	76,950
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 1/23/27 (e)(f)(j)		15,000	14,888
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(f)(j)		111,128	105,664

TOTAL SERVICES			455,582

Technology - 0.7%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 10/1/25 (e)(f)(j)		385,113	381,951
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.671% 4/30/27 (e)(f)(j)		115,000	114,138
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9111% 5/4/26 (e)(f)(j)		19,850	19,641
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(j)		75,000	74,972
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(j)		10,000	10,167
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4111% 7/2/26 (e)(f)(j)		65,000	63,886
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (e)(f)(j)		9,559	9,248
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4169% 2/28/27 (e)(f)(j)		14,963	14,645

TOTAL TECHNOLOGY			688,648

Telecommunications - 0.4%
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8623% 1/31/26 (e)(f)(j)		379,763	370,584
Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (e)(f)(j)		12,294	12,173
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,392,438)			4,523,000

Preferred Securities - 5.8%
Banks & Thrifts - 3.5%
AIB Group PLC 5.25% (Reg. S) (e)(g)	EUR	200,000	222,927
Alfa Bond Issuance PLC 8% (Reg. S) (e)(g)		200,000	201,250
Banco Mercantil del Norte SA 7.625% (b)(e)(g)		200,000	191,069
Bank of America Corp.:
4.3% (e)(g)		160,000	151,088
5.875% (e)(g)		275,000	292,875
Citigroup, Inc.:
4.7% (e)(g)		90,000	87,638
5% (e)(g)		180,000	180,450
5.35% (e)(g)		550,000	547,250
5.95% (e)(g)		575,000	597,644
Intesa Sanpaolo SpA 7% (Reg. S) (e)(g)	EUR	200,000	233,496
Itau Unibanco Holding SA 6.125% (b)(e)(g)		375,000	356,841
JPMorgan Chase & Co.:
4.6% (e)(g)		135,000	130,626
5% (e)(g)		185,000	186,156
UniCredit SpA 9.25% (Reg. S) (e)(g)	EUR	200,000	251,271

TOTAL BANKS & THRIFTS			3,630,581

Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)		285,000	290,433
Diversified Financial Services - 0.2%
LeasePlan Corp. NV 7.375% (Reg. S) (e)(g)	EUR	200,000	234,530
Homebuilders/Real Estate - 0.9%
Agile Property Holdings Ltd. 7.875% (Reg. S) (e)(g)		200,000	201,000
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (e)(g)		200,000	199,500
RKI Overseas Finance 2017 (A) 7% (Reg. S) (g)		200,000	172,000
Yuzhou Properties Co. 5.375% (Reg. S) (e)(g)		200,000	188,875
Zhenro Properties Group Ltd. 10.25% (Reg. S) (e)(g)		200,000	202,000

TOTAL HOMEBUILDERS/REAL ESTATE			963,375

Telecommunications - 0.3%
Telefonica Europe BV 3.875% (Reg. S) (e)(g)	EUR	200,000	239,124
Utilities - 0.6%
EDF SA:
4% (Reg. S) (e)(g)	EUR	100,000	123,040
5% (Reg. S) (e)(g)	EUR	100,000	129,482
5.375% 12/31/99 (e)	EUR	200,000	259,149
RWE AG 3.5% 4/21/75 (Reg. S) (e)	EUR	100,000	123,979

TOTAL UTILITIES			635,650

TOTAL PREFERRED SECURITIES
(Cost $5,966,725)			5,993,693
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.14% (k)
(Cost $8,555,163)		8,553,104	8,555,669
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $106,523,171)			102,850,539
NET OTHER ASSETS (LIABILITIES) - 1.0%			1,033,066
NET ASSETS - 100%			$103,883,605

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing - Security is in default.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,412,590 or 43.7% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,000 or 0.0% of net assets.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$22,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,063
Total	$1,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations,and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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